Significant Accounting Estimates and Assumptions - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure Of Summary Of Significant Accounting Policies [line items]
Unrecognized unused tax loss	R$ 10,427	R$ 4,451
SAE Digital S.A. [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Contingent consideration			R$ 4,200	R$ 4,200